INVESTMENT MANAGEMENT

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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

December 20, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Mutual Funds (the "Registrant")
(File Nos. 033-56094; 811-07428)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 224 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and shall become effective on February 28, 2023. The Registrant is filing this Amendment for the purpose of updating disclosure in compliance with annual updating requirements pursuant to Section 10(a)(3) of the 1933 Act and for the purpose of registering a new class of shares, Class R6 Shares, for Voya Multi-Manager International Small Cap Fund.

Should you have any questions or comments regarding this filing, please contact Anna Jagiello at (480) 477-2309 or the undersigned at (212) 309-6566.

Regards,

/s/ Nicholas C.D. Ward Nicholas C.D. Ward Counsel

Voya Investment Management

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP